Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of other equity instruments [line items]
Borrowings		€ 2,356	€ 4,051	[1]	€ 9,661
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		745	1,226
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Borrowings		454	454
Perpetual cumulative subordinated bonds [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 454	454
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		1.506%
Borrowings original currency		EUR
Coupon date		Annually, June 8
Year of next call		2025
Borrowings		€ 114	114
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2],[3]	1.506%
Borrowings original currency		EUR
Coupon date		Annually, June 8
Year of next call		2025
Borrowings		€ 114	114
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		1.425%
Borrowings original currency		EUR
Coupon date		Annually, October 14
Year of next call		2028
Borrowings		€ 136	136
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2],[4]	1.425%
Borrowings original currency		EUR
Coupon date		Annually, October 14
Year of next call		2028
Borrowings		€ 136	136
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member]
Disclosure of other equity instruments [line items]
Coupon rate		0.496%
Borrowings original currency		EUR
Coupon date		Annually, March 4
Year of next call		2031
Borrowings		€ 203	203
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Coupon rate	[2],[5]	0.496%
Borrowings original currency		EUR
Coupon date		Annually, March 4
Year of next call		2031
Borrowings		€ 203	€ 203

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
[3]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
[4]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
[5]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.